SUBSEQUENT EVENTS (Details Narrative) - shares	Sep. 30, 2025	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 26, 2015	Dec. 31, 2014	Dec. 13, 2010
Subsequent Event [Line Items]
Number of authorized shares					2,020,000,000
Common stock, shares authorized	2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000	550,000,000	300,000,000
Preferred stock, shares authorized	20,000,000		20,000,000	20,000,000	20,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of authorized shares		3,020,000,000
Common stock, shares authorized		3,000,000,000
Preferred stock, shares authorized		20,000,000